Other Non-Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Investments and Other-Non-Current Assets
Available-for-sale equity securities	$ 9	$ 11
Held-for-trading equity securities	7	7
Long-term State receivables	366	286
Long-term receivables from third parties	12	19
Prepaid for pension	1	4
Derivative instruments designated as cash flow-hedge	0	6
Deposits and other non-current assets	37	23
Total	$ 432	$ 356